MARSHALL FUNDS, INC.

                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010

                                      November 4, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MARSHALL FUNDS, INC. (the "Corporation")
            Marshall Equity Income Fund
            Marshall Large-Cap Growth & Income Fund
            Marshall Mid-Cap Value Fund
            Marshall Mid-Cap Growth Fund
            Marshall Small-Cap Growth Fund
            Marshall International Stock Fund
            Marshall Government Income Fund
            Marshall Intermediate Income Fund
            Marshall Intermediate Tax-Free Fund
            Marshall Short-Term Income Fund
            Marshall Money Market Fund

           1933 Act File No. 33-48907
           1940 Act File No. 811-7047

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2002 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 36 on October 30, 2002.

     If you have any questions regarding this certification, please contact me at (414) 287-7203.

                                                Very truly yours,



                                                /s/ Lori K. Hoch
                                                Lori K. Hoch
                                                Assistant Secretary